Share-based payments - Share listing expense (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 27, 2021 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 26, 2021 EquityInstruments
Share-based payments
Effect of accounting for fair value of warrants		$ 11,757	$ 8,994
Difference - being IFRS 2 charge for listing services				$ 125,438
Kismet
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders | shares	19,938,758
Market value per share | $ / shares	$ 10.6684
Fair value of shares issued	$ 212,715
Net assets of Kismet at August 27, 2021	111,286	$ 87,277
Effect of accounting for fair value of warrants	(24,009)
Net assets of Kismet at August 27, 2021 including effect of fair value of warrants1	87,277
Difference - being IFRS 2 charge for listing services	$ 125,438
Kismet | Kismet's public shareholders
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders | shares	3,188,758
Kismet | Sponsor
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders | shares	11,750,000
Kismet | PIPE investors
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders | shares	5,000,000
Nexters Global
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders | EquityInstruments					176,584,343